Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Financial Instruments (Abstract)
Cash and cash equivalents - Carrying Amount	$ 212,679	$ 175,708	$ 227,472		$ 276,637
Restricted cash - Carrying Amount	5,899	5,984
Marketable securities - Carrying Amount	2,679	2,534		2,500
Investments - Carrying Amount	1,000	1,000
Debt at Carrying amount	(1,474,166)	(1,515,663)
Cash and cash equivalents - Fair Value	212,679	175,708
Restricted cash - Fair value	5,899	5,984
Marketable securities - Fair Value	2,679	2,534
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,471,793)	$ (1,512,651)